Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shaes authorized	10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued		1	1	1
Preferred stock, shares outstanding	1	1	1	1
Common stock, par value	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized	190,000,000	190,000,000		190,000,000
Common stock, shares issued	7,772,425	6,667,345	1,934,899	1,623,747
Common stock, shares outstanding	7,772,425	6,667,345	1,934,899	1,623,747